Cash Flow Disclosures - Summary of Net Debt and the Movements in Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [Line Items]
Cash and cash equivalents	$ 536,160	$ 536,160	$ 468,092	$ 336,197	$ 111,733
Financial assets at fair value through profit or loss	102,677		1,295
Lease liabilities	(3,957)		(4,079)
Derivative financial instrument	$ (948)		$ (544)